Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets and Liabilities Eliminated upon Consolidation [Abstract]
Beginning balance, Foreign currency items	$ 3,321	$ (69)	$ 1,486
Current-period change, Foreign currency items	(2,148)	3,390	(1,555)
Ending balance, Foreign currency items	1,173	3,321	(69)
Beginning balance, Defined benefit pension plans	(678)	(963)	(853)
Current-period change, Defined benefit pension plans		285	(110)
Ending balance, Defined benefit pension plans	(678)	(678)	(963)
Beginning balance, Accumulated other comprehensive income (loss)	2,643	(1,032)	633
Current-period change, Accumulated other comprehensive income (loss)	(2,148)	3,675	(1,665)
Ending balance, Accumulated other comprehensive income (loss)	$ 495	$ 2,643	$ (1,032)